PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT..
Summary of property, plant and equipment
The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements	Others	Total
Cost:
At January 1, 2020	12,596	16,209	484	5,445	1,070	13,889	637	50,330
Additions	18,263	—	—	12	832	—	307	19,414
Construction in progress
transferred in	(27,486)	6,354	—	3,858	895	15,195	1,184	—
Disposals	—	—	—	(172)	(755)	(158)	(132)	(1,217)
At December 31, 2020	3,373	22,563	484	9,143	2,042	28,926	1,996	68,527
Accumulated depreciation:
At January 1, 2020	—	(333)	—	(83)	(278)	(3,368)	(301)	(4,363)
Charge for the year	—	(955)	—	(1,115)	(546)	(7,177)	(305)	(10,098)
Disposals	—	—	—	5	121	127	50	303
At December 31, 2020	—	(1,288)	—	(1,193)	(703)	(10,418)	(556)	(14,158)
Impairment:
At January 1, 2020	—	—	—	—	—	—	—	—
Additions	(2,211)	—	—	—	—	—	—	(2,211)
At December 31, 2020	(2,211)	—	—	—	—	—	—	(2,211)
Net book value:
At December 31, 2020	1,162	21,275	484	7,950	1,339	18,508	1,440	52,158
In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements	Others	Total
Cost:
At January 1, 2021	3,373	22,563	484	9,143	2,042	28,926	1,996	68,527
Additions	59,524	886	—	479	3,228	—	1,329	65,446
Construction in progress transferred in	(27,097)	—	—	6,133	936	19,646	382	—
Disposals	(2,211)	—	—	(21)	(871)	(147)	(185)	(3,435)
At December 31, 2021	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Accumulated depreciation:
At January 1, 2021	—	(1,288)	—	(1,193)	(703)	(10,418)	(556)	(14,158)
Charge for the year	—	(1,100)	—	(1,235)	(793)	(10,805)	(501)	(14,434)
Disposals	—	—	—	1	462	112	96	671
At December 31, 2021	—	(2,388)	—	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Impairment:
At January 1, 2021	(2,211)	—	—	—	—	—	—	(2,211)
Disposals	2,211	—	—	—	—	—	—	2,211
At December 31, 2021	—	—	—	—	—	—	—	—
Net book value:
At December 31, 2021	33,589	21,061	484	13,307	4,301	27,314	2,561	102,617
Cost:
At January 1, 2022	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Additions	54,107	—	—	1,228	4,681	2,431	4,295	66,742
Additions related to asset acquisition (See Note 5)	—	—	—	—	1	—	14	15
Construction in progress transferred in	(71,184)	—	—	16,132	794	53,661	597	—
Disposals	—	—	—	(222)	(187)	—	—	(409)
At December 31, 2022	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Accumulated depreciation:
At January 1, 2022	—	(2,388)	—	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Charge for the year	—	(1,137)	—	(4,392)	(1,532)	(21,892)	(1,485)	(30,438)
Disposals	—	—	—	16	93	—	—	109
At December 31, 2022	—	(3,525)	—	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Net book value:
At December 31, 2022	16,512	19,924	484	26,069	8,151	61,514	5,982	138,636